AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 26.3%
Industrial – 16.1%
Basic – 1.2%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	203	$207,124
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)		332	347,874
DuPont de Nemours, Inc. 4.205%, 11/15/2023		485	534,945
4.493%, 11/15/2025		485	565,820
Eastman Chemical Co. 3.80%, 03/15/2025		220	242,596
Glencore Funding LLC 4.125%, 05/30/2023(a)		516	553,947
GUSAP III LP 4.25%, 01/21/2030(a)		535	543,099
Inversiones CMPC SA 4.375%, 04/04/2027(a)		490	531,956
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		225	236,672
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		350	368,922
4.875%, 09/19/2022(a)		225	236,461

			4,369,416

Capital Goods – 0.5%
General Electric Co. 0.875%, 05/17/2025	EUR	815	931,968
3.45%, 05/01/2027	U.S.$	910	956,974
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		117	122,097

			2,011,039

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		48	55,062
Cox Communications, Inc. 2.95%, 06/30/2023(a)		233	246,549
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		460	557,147
Prosus NV 4.027%, 08/03/2050(a)		360	376,466
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		533	544,326
3.24%, 06/03/2050(a)		328	364,001
ViacomCBS, Inc. 4.75%, 05/15/2025		488	562,362
4.95%, 01/15/2031		70	84,342

	Principal Amount (000)		U.S. $ Value
Weibo Corp. 3.375%, 07/08/2030	U.S.$	782	$817,339

			3,607,594

Communications - Telecommunications – 1.8%
AT&T, Inc. 2.75%, 06/01/2031		203	217,624
4.35%, 03/01/2029		2,026	2,421,131
4.55%, 03/09/2049		395	484,357
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		740	806,844
Verizon Communications, Inc. 3.00%, 03/22/2027		328	369,794
4.862%, 08/21/2046		355	507,969
5.012%, 04/15/2049		443	652,189
Vodafone Group PLC 3.75%, 01/16/2024		1,249	1,371,452

			6,831,360

Consumer Cyclical - Automotive – 1.0%
General Motors Co. 6.125%, 10/01/2025		196	229,236
6.80%, 10/01/2027		279	341,493
General Motors Financial Co., Inc. 4.30%, 07/13/2025		135	146,798
5.10%, 01/17/2024		665	730,649
5.20%, 03/20/2023		414	450,262
5.25%, 03/01/2026		165	186,834
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		829	870,417
Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(a)		621	644,163

			3,599,852

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 11.50%, 04/01/2023(a)		401	436,232
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		364	383,518
11.50%, 06/01/2025(a)		655	721,436

			1,541,186

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		507	499,360
3.20%, 08/08/2024		293	294,116
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		93	103,367

			896,843

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.5%
AutoNation, Inc. 4.75%, 06/01/2030	U.S.$	452	$525,689
Ralph Lauren Corp. 2.95%, 06/15/2030		256	271,304
Ross Stores, Inc. 4.60%, 04/15/2025		103	118,642
4.70%, 04/15/2027		688	811,241

			1,726,876

Consumer Non-Cyclical – 2.9%
Altria Group, Inc. 3.40%, 05/06/2030		750	841,732
4.80%, 02/14/2029		209	251,904
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		616	793,470
5.55%, 01/23/2049		945	1,323,151
BAT Capital Corp. 3.215%, 09/06/2026		728	792,770
4.70%, 04/02/2027		480	559,675
Cigna Corp. 3.75%, 07/15/2023		168	182,952
4.125%, 11/15/2025		299	346,266
4.375%, 10/15/2028		399	481,729
Coca-Cola Co. (The) 2.95%, 03/25/2025		877	972,269
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		443	480,655
CVS Health Corp. 4.10%, 03/25/2025		1,417	1,613,637
Gilead Sciences, Inc. 2.55%, 09/01/2020		910	911,565
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		270	274,725
Tyson Foods, Inc. 3.95%, 08/15/2024		541	602,101
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		208	227,375
Zoetis, Inc. 3.45%, 11/13/2020		334	335,890

			10,991,866

Energy – 4.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		433	477,521
BP Capital Markets America, Inc. 3.194%, 04/06/2025		685	751,842
Cenovus Energy, Inc. 4.25%, 04/15/2027		42	39,717
Energy Transfer Operating LP 3.75%, 05/15/2030		1,150	1,139,777
4.75%, 01/15/2026		1,138	1,235,879
Eni SpA 4.25%, 05/09/2029(a)		850	951,439
Enterprise Products Operating LLC 5.20%, 09/01/2020		235	235,827

	Principal Amount (000)		U.S. $ Value
Exxon Mobil Corp. 1.571%, 04/15/2023	U.S.$	1,065	$1,097,823
2.992%, 03/19/2025		881	969,699
Husky Energy, Inc. 4.40%, 04/15/2029		874	914,589
Kinder Morgan, Inc. 3.15%, 01/15/2023		1,700	1,787,720
Marathon Oil Corp. 3.85%, 06/01/2025		111	113,238
6.80%, 03/15/2032		650	704,834
Marathon Petroleum Corp. 5.125%, 12/15/2026		255	301,096
Newfield Exploration Co. 5.625%, 07/01/2024		325	324,399
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	438,116
ONEOK, Inc. 4.35%, 03/15/2029		425	437,108
5.85%, 01/15/2026		502	571,643
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		482	550,700
5.625%, 03/01/2025		396	459,221
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		237	240,259
Valero Energy Corp. 2.70%, 04/15/2023		674	702,625
Williams Cos., Inc. (The) 4.125%, 11/15/2020		403	403,596

			14,848,668

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	574,007

Services – 0.4%
Booking Holdings, Inc. 4.625%, 04/13/2030		343	418,244
Expedia Group, Inc. 6.25%, 05/01/2025(a)		75	81,934
7.00%, 05/01/2025(a)		295	318,045
S&P Global, Inc. 4.40%, 02/15/2026		584	695,912

			1,514,135

Technology – 1.5%
Analog Devices, Inc. 2.95%, 04/01/2025		58	63,556
Baidu, Inc. 3.425%, 04/07/2030		202	224,683
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		632	701,804
Broadcom, Inc. 4.11%, 09/15/2028(a)		439	495,512
4.15%, 11/15/2030(a)		1,073	1,208,016

	Principal Amount (000)		U.S. $ Value
4.25%, 04/15/2026(a)	U.S.$	188	$212,871
4.70%, 04/15/2025(a)		54	61,759
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		469	549,387
Infor, Inc. 1.75%, 07/15/2025(a)		279	287,473
Lam Research Corp. 2.80%, 06/15/2021		269	274,232
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		132	140,382
Oracle Corp. 2.50%, 04/01/2025		1,031	1,115,841
Seagate HDD Cayman 4.091%, 06/01/2029(a)		168	179,167

			5,514,683

Transportation - Airlines – 0.2%
Southwest Airlines Co. 4.75%, 05/04/2023		639	667,397

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		216	239,220
5.875%, 07/05/2034(a)		186	226,731

			465,951

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		64	62,932
3.50%, 11/01/2027(a)		78	69,845
3.875%, 05/01/2023(a)		277	271,676
4.125%, 08/01/2025(a)		5	4,773
4.375%, 01/30/2024(a)		117	114,848
4.875%, 10/01/2025(a)		153	149,648
5.50%, 12/15/2024(a)		363	371,759

			1,045,481

			60,206,354

Financial Institutions – 9.6%
Banking – 7.7%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		200	225,248
AIB Group PLC 4.263%, 04/10/2025(a)		500	539,980
4.75%, 10/12/2023(a)		225	245,563
American Express Co. Series C 3.598% (LIBOR 3 Month + 3.285%), 09/15/2020(b) (c)		461	415,946
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		510	576,162

	Principal Amount (000)		U.S. $ Value
Banco de Credito del Peru 3.125%, 07/01/2030(a)	U.S.$	635	$629,920
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		443	491,088
Banco Santander SA 5.179%, 11/19/2025		1,000	1,137,940
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		185	211,362
Series L 3.95%, 04/21/2025		1,455	1,630,822
Series Z 6.50%, 10/23/2024(b)		289	321,660
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)		190	204,959
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		129	158,731
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		1,007	1,133,504
BPCE SA 5.70%, 10/22/2023(a)		230	258,170
Capital One Financial Corp. 2.60%, 05/11/2023		579	607,296
CIT Group, Inc. 5.25%, 03/07/2025		383	409,890
Citigroup, Inc. 3.106%, 04/08/2026		874	951,646
3.875%, 03/26/2025		827	917,672
5.95%, 01/30/2023(b)		216	223,992
Series Q 5.95%, 11/15/2020(b)		575	565,541
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		505	574,064
Cooperatieve Rabobank UA 4.375%, 08/04/2025		1,373	1,561,595
Credit Agricole SA/London 3.25%, 10/04/2024(a)		257	279,505
Danske Bank A/S 3.244%, 12/20/2025(a)		492	524,723
Discover Bank 4.682%, 08/09/2028		250	256,720
Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)		205	208,756
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025		529	586,307
Series M 4.37% (LIBOR 3 Month + 3.92%), 08/31/2020(b) (c)		482	467,979
Series P 5.00%, 11/10/2022(b)		133	126,409

	Principal Amount (000)		U.S. $ Value
HSBC Bank USA NA 4.875%, 08/24/2020	U.S.$	360	$360,691
HSBC Holdings PLC 4.041%, 03/13/2028		462	516,313
4.25%, 03/14/2024		282	308,593
4.292%, 09/12/2026		536	600,615
ING Groep NV 6.875%, 04/16/2022(a) (b)		425	444,571
JPMorgan Chase & Co. 2.083%, 04/22/2026		465	487,966
3.22%, 03/01/2025		140	151,500
Series Z 4.051% (LIBOR 3 Month + 3.80%), 11/01/2020(b) (c)		200	195,284
Mastercard, Inc. 3.30%, 03/26/2027		417	481,481
Morgan Stanley 5.00%, 11/24/2025		396	470,891
Series G 4.35%, 09/08/2026		1,030	1,204,513
Series J 4.085%, 10/15/2020(b)		110	106,797
Nationwide Building Society 4.00%, 09/14/2026(a)		950	1,044,259
Natwest Group PLC 8.625%, 08/15/2021(b)		320	335,293
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)		700	661,689
Santander Holdings USA, Inc. 4.40%, 07/13/2027		315	350,541
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	324,928
5.20%, 01/26/2024(a)		350	382,046
7.50%, 04/02/2022(a) (b)		363	376,511
State Street Corp. 2.901%, 03/30/2026(a)		77	84,147
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		692	748,675
UBS AG/Stamford CT 7.625%, 08/17/2022		620	692,366
UBS Group AG 7.00%, 02/19/2025(a) (b)		312	348,183
7.125%, 08/10/2021(a) (b)		578	596,346
US Bancorp Series J 5.30%, 04/15/2027(b)		380	396,245
Wells Fargo & Co. 2.188%, 04/30/2026		770	804,334

			28,917,928

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	U.S.$	568	$623,221

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/2023		200	197,856
4.125%, 07/03/2023		233	233,405
4.50%, 09/15/2023		281	285,401
6.50%, 07/15/2025		179	191,917
Air Lease Corp. 3.875%, 07/03/2023		62	63,383
4.25%, 02/01/2024		264	273,134
GE Capital Funding LLC 4.40%, 05/15/2030(a)		523	551,284
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		272	280,035
Synchrony Financial 4.50%, 07/23/2025		1,008	1,091,795

			3,168,210

Insurance – 0.8%
Alleghany Corp. 3.625%, 05/15/2030		777	865,609
Centene Corp. 4.25%, 12/15/2027		116	123,547
4.625%, 12/15/2029		132	147,416
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	423,348
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	936,660
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		246	415,738
Voya Financial, Inc. 5.65%, 05/15/2053		180	187,767

			3,100,085

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		271	263,068

			36,072,512

Utility – 0.6%
Electric – 0.6%
Colbun SA 3.15%, 03/06/2030(a)		400	415,625
Enel Chile SA 4.875%, 06/12/2028		514	598,168
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		580	652,319

	Principal Amount (000)		U.S. $ Value
Kentucky Utilities Co. 3.30%, 06/01/2050	U.S.$	312	$368,004
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		211	230,612

			2,264,728

Total Corporates - Investment Grade (cost $91,698,879)			98,543,594

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.8%
Non-Agency Fixed Rate CMBS – 12.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	848,783
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		860	939,375
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		735	796,809
Series 2016-C4, Class AM 3.691%, 05/10/2058		375	409,985
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		1,305	1,375,866
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	517,696
Series 2013-GC17, Class D 5.11%, 11/10/2046(a)		565	446,394
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,223	1,310,717
Series 2015-GC35, Class A4 3.818%, 11/10/2048		340	380,071
Series 2016-GC36, Class A5 3.616%, 02/10/2049		425	472,931
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,050	1,222,544
COMM Mortgage Trust Series 2013-LC6, Class B 3.739%, 01/10/2046		1,580	1,594,372
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		205	203,175
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	842,010
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		375	406,118
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		170	181,790
Series 2015-CR24, Class A5 3.696%, 08/10/2048		430	477,765
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,045	1,151,928

		Principal Amount (000)	U.S. $ Value
Series 2015-DC1, Class A5 3.35%, 02/10/2048	U.S.$	765	$827,241
Series 2015-PC1, Class A5 3.902%, 07/10/2050		685	756,044
Series 2019-GC44, Class AM 3.263%, 08/15/2057		991	1,087,831
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		332	360,204
Series 2015-C3, Class A4 3.718%, 08/15/2048		573	630,164
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,450	1,605,687
DBUBS Mortgage Trust Series 2011-LC1A, Class C 5.687%, 11/10/2046(a)		730	732,441
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.389%, 08/10/2044(a)		1,750	1,328,923
Series 2012-GC6, Class B 5.651%, 01/10/2045(a)		600	605,933
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		762	781,380
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		766	756,235
Series 2014-GC22, Class A5 3.862%, 06/10/2047		658	717,938
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,125	1,290,095
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.425%, 08/15/2046(a)		127	104,244
Series 2012-C6, Class D 5.152%, 05/15/2045		690	568,523
Series 2012-C6, Class E 5.152%, 05/15/2045(a)		389	235,209
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		850	874,444
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		735	801,787
Series 2014-C24, Class C 4.408%, 11/15/2047		890	795,329
Series 2015-C30, Class A5 3.822%, 07/15/2048		425	474,805
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,009	1,127,731
Series 2015-C31, Class B 4.619%, 08/15/2048		948	1,012,679
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,050	1,177,471
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.063%, 09/15/2050(d)		4,705	245,474

		Principal Amount (000)	U.S. $ Value
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039	U.S.$	132	$76,070
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		615	625,445
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		730	795,307
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.501%, 09/15/2047(a)		100	99,444
Series 2016-UB12, Class A4 3.596%, 12/15/2049		660	738,654
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B 3.933%, 10/10/2048		540	556,001
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		750	883,286
Series 2018-C8, Class A4 3.983%, 02/15/2051		720	830,058
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,300	1,496,917
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		1,098	1,137,922
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5 3.451%, 02/15/2048		1,040	1,132,851
Series 2015-SG1, Class A4 3.789%, 09/15/2048		725	798,538
Series 2015-SG1, Class C 4.464%, 09/15/2048		516	470,835
Series 2016-C35, Class XA 1.939%, 07/15/2048(d)		3,792	321,322
Series 2016-LC24, Class XA 1.67%, 10/15/2049(d)		8,857	632,450
Series 2016-LC25, Class C 4.418%, 12/15/2059		545	490,729
Series 2016-NXS6, Class C 4.314%, 11/15/2049		600	590,846
Series 2018-C43, Class A4 4.012%, 03/15/2051		900	1,049,763
Series 2018-C48, Class A5 4.302%, 01/15/2052		89	106,942
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.179%, 03/15/2045(a) (d)		7,435	179,754
WFRBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		480	489,210
Series 2014-C24, Class AS 3.931%, 11/15/2047		945	1,016,576

			46,995,061

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 3.3%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.075% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (c)	U.S.$	568	$531,464
Series 2018-KEYS, Class A 1.175% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		1,000	939,816
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.125% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		750	712,476
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,330	1,259,404
BFLD Series 2019-DPLO, Class D 2.015% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (c)		530	477,004
BHMS Series 2018-ATLS, Class A 1.425% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		547	521,017
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.995% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (c)		700	665,413
BX Trust Series 2018-EXCL, Class A 1.262% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		780	711,257
CLNY Trust Series 2019-IKPR, Class D 2.20% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		540	456,099
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.217% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		541	519,988
Great Wolf Trust Series 2019-WOLF, Class A 1.209% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)		1,019	979,378
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.375% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		725	704,633
Series 2019-SMP, Class A 1.325% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		700	672,007

		Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.027% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (c)	U.S.$	1,000	$908,152
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.125% (LIBOR 1 Month + 1.95%), 11/15/2026(c) (e)		173	156,777
Series 2019-BPR, Class C 3.225% (LIBOR 1 Month + 3.05%), 05/15/2036(a) (c)		520	446,340
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.958% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (c)		540	528,549
Series 2019-MILE, Class A 1.675% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		379	374,259
Starwood Retail Property Trust Series 2014-STAR, Class A 1.645% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		1,045	715,669

			12,279,702

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.00%, 07/16/2046(d)		753	8

Total Commercial Mortgage-Backed Securities (cost $59,099,853)			59,274,771

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.5%
Risk Share Floating Rate – 12.9%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (c)		181	180,381
Series 2018-3A, Class M1B 2.022% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		445	440,664
Series 2018-3A, Class M2 2.922% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (c)		325	299,328
Series 2019-1A, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		1,000	985,933
Series 2019-2A, Class M1C 2.172% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		487	479,368
Series 2019-2A, Class M2 3.272% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	305,381

	Principal Amount (000)		U.S. $ Value
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)	U.S.$	359	$348,164
Series 2019-3A, Class M1C 2.122% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		263	245,660
Series 2019-4A, Class M1B 2.172% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		885	851,730
Series 2019-4A, Class M1C 2.672% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)		750	670,040
Series 2019-4A, Class M2 3.022% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	397,561
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.572% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		224	220,422
Series 2019-HRP1, Class M2 2.322% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)		671	603,353
Series 2019-R01, Class 2M2 2.622% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		601	590,443
Series 2019-R02, Class 1M2 2.472% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		206	203,165
Series 2019-R03, Class 1M2 2.322% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)		443	433,997
Series 2019-R04, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		724	713,726
Series 2019-R05, Class 1M2 2.172% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		618	606,755
Series 2019-R06, Class 2M2 2.272% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		851	838,566
Series 2019-R07, Class 1M2 2.272% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		895	874,254
Series 2020-R01, Class 1B1 3.422% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)		500	340,306
Series 2020-R01, Class 1M2 2.222% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		1,100	1,043,781
Series 2020-R02, Class 2M2 2.172% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (c)		950	898,807

	Principal Amount (000)		U.S. $ Value
Series 2020-SBT1, Class 1M2 3.822% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)	U.S.$	1,000	$938,030
Series 2020-SBT1, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	279,240
Eagle Re Ltd. Series 2018-1, Class M2 3.172% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	309,223
Series 2019-1, Class M2 3.472% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)		325	309,839
Series 2020-1, Class M1A 1.072% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		950	936,222
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class B1 4.422% (LIBOR 1 Month + 4.25%), 10/25/2048(a) (c)		1,250	1,080,160
Series 2019-DNA1, Class B2 10.922% (LIBOR 1 Month + 10.75%), 01/25/2049(c) (e)		750	700,089
Series 2019-DNA1, Class M2 2.822% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (c)		931	905,337
Series 2019-DNA3, Class B1 3.422% (LIBOR 1 Month + 3.25%), 07/25/2049(a) (c)		600	541,909
Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		573	548,559
Series 2019-DNA4, Class M2 2.122% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		743	727,367
Series 2019-FTR2, Class B1 3.172% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	654,986
Series 2019-FTR2, Class M2 2.322% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		895	840,671
Series 2019-FTR3, Class B2 4.985% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (e)		700	444,268
Series 2019-HQA1, Class M2 2.522% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (c)		579	558,229
Series 2019-HQA2, Class B1 4.272% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (c)		750	720,116
Series 2019-HQA3, Class B1 3.172% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (c)		500	446,137

	Principal Amount (000)		U.S. $ Value
Series 2019-HQA3, Class M2 2.022% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (c)	U.S.$	252	$241,174
Series 2019-HQA4, Class B1 3.122% (LIBOR 1 Month + 2.95%), 11/25/2049(a) (c)		750	668,838
Series 2020-DNA1, Class M2 1.872% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		890	849,802
Series 2020-DNA2, Class M2 2.022% (LIBOR 1 Month + 1.85%), 02/25/2050(a) (c)		690	653,522
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M3 3.772% (LIBOR 1 Month + 3.60%), 04/25/2024(c)		279	226,306
Series 2015-HQA2, Class M3 4.972% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		433	443,720
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		968	977,389
Series 2016-HQA3, Class M3 4.022% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		1,162	1,171,531
Series 2017-DNA1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 07/25/2029(c)		357	357,268
Series 2017-DNA2, Class B1 5.322% (LIBOR 1 Month + 5.15%), 10/25/2029(c)		750	753,177
Series 2017-DNA3, Class M2 2.672% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		250	247,790
Series 2017-HQA1, Class M2 3.722% (LIBOR 1 Month + 3.55%), 08/25/2029(c)		864	864,354
Series 2017-HQA2, Class B1 4.922% (LIBOR 1 Month + 4.75%), 12/25/2029(c)		800	790,019
Series 2017-HQA2, Class M2 2.822% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		235	226,860
Series 2017-HQA3, Class B1 4.622% (LIBOR 1 Month + 4.45%), 04/25/2030(c)		750	697,588
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.472% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		362	363,813
Series 2015-C01, Class 2M2 4.722% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		117	119,126

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	U.S.$	324	$325,186
Series 2015-C02, Class 2M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		135	136,024
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		337	340,465
Series 2015-C03, Class 2M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		243	246,141
Series 2015-C04, Class 1M2 5.872% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		459	478,824
Series 2016-C02, Class 1B 12.422% (LIBOR 1 Month + 12.25%), 09/25/2028(c)		149	162,914
Series 2016-C03, Class 1B 11.922% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	109,593
Series 2016-C05, Class 2M2 4.622% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		742	753,558
Series 2016-C06, Class 1B 9.422% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		379	388,175
Series 2016-C06, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		329	335,387
Series 2016-C07, Class 2B 9.672% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		379	367,373
Series 2017-C01, Class 1B1 5.922% (LIBOR 1 Month + 5.75%), 07/25/2029(c)		750	775,761
Series 2017-C01, Class 1M2 3.722% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		385	387,952
Series 2017-C02, Class 2B1 5.672% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	749,998
Series 2017-C03, Class 1M2 3.172% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		735	728,553
Series 2017-C04, Class 2M2 3.022% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		294	286,660
Series 2017-C06, Class 2B1 4.622% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	698,958
Series 2017-C07, Class 1B1 4.172% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	293,237

	Principal Amount (000)		U.S. $ Value
Series 2017-C07, Class 2B1 4.622% (LIBOR 1 Month + 4.45%), 05/25/2030(c)	U.S.$	750	$705,072
Home Re Ltd. Series 2018-1, Class B1 4.172% (LIBOR 1 Month + 4.00%), 10/25/2028(c) (e)		500	432,002
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.422% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (e)		58	51,756
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.072% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (c)		900	757,669
Series 2020-1, Class M2A 2.172% (LIBOR 1 Month + 2.00%), 02/25/2030(a) (c)		850	699,746
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		472	442,627
Series 2019-2R, Class A 2.916% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		573	553,461
Series 2019-3R, Class A 2.866% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		453	438,792
Series 2020-1R, Class A 2.516% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (e)		728	675,894
Radnor Re Ltd. Series 2018-1, Class B1 3.972% (LIBOR 1 Month + 3.80%), 03/25/2028(c) (e)		500	430,268
Series 2019-1, Class M1B 2.122% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		635	622,157
Series 2019-2, Class M1B 1.922% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		351	347,249
Series 2020-1, Class M1A 1.122% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)		900	890,412
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		321	293,809
Series 2015-WF1, Class 2M2 5.672% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		92	84,589

			48,154,706

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 5.975% (6.15% – LIBOR 1 Month), 09/15/2047(c) (f)	U.S.$	1,533	$254,421
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.368% (6.54% – LIBOR 1 Month), 12/25/2041(c) (f)		787	186,935
Series 2015-90, Class SL 5.978% (6.15% – LIBOR 1 Month), 12/25/2045(c) (f)		1,558	370,717
Series 2016-77, Class DS 5.828% (6.00% – LIBOR 1 Month), 10/25/2046(c) (f)		1,445	298,068
Series 2017-16, Class SG 5.878% (6.05% – LIBOR 1 Month), 03/25/2047(c) (f)		1,608	325,639
Series 2017-26, Class TS 5.778% (5.95% – LIBOR 1 Month), 04/25/2047(c) (f)		1,520	339,833
Series 2017-62, Class AS 5.978% (6.15% – LIBOR 1 Month), 08/25/2047(c) (f)		1,542	280,890
Series 2017-81, Class SA 6.028% (6.20% – LIBOR 1 Month), 10/25/2047(c) (f)		1,656	371,228
Series 2017-97, Class LS 6.028% (6.20% – LIBOR 1 Month), 12/25/2047(c) (f)		1,445	370,222
Government National Mortgage Association Series 2017-65, Class ST 5.963% (6.15% – LIBOR 1 Month), 04/20/2047(c) (f)		1,547	325,309

			3,123,262

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		255	198,241
Series 2006-28CB, Class A14 6.25%, 10/25/2036		188	142,920
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		130	117,294
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		64	45,236
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		221	159,028

	Principal Amount (000)		U.S. $ Value
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.726%, 07/25/2036	U.S.$	570	$469,960
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	255,825

			1,388,504

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.725%, 05/28/2035		65	60,644
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(d)		4,557	800,992

			861,636

Non - Agency Floating Rate – 0.2%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.272% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		182	181,880
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.362% (LIBOR 1 Month + 0.19%), 12/25/2036(c)		559	288,078
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.422% (LIBOR 1 Month + 0.25%), 03/25/2035(c)		146	125,862
Impac Secured Assets Corp. Series 2005-2, Class A2D 0.602% (LIBOR 1 Month + 0.43%), 03/25/2036(c)		258	195,126
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 0.512% (LIBOR 1 Month + 0.34%), 03/25/2037(c)		585	54,909

			845,855

Total Collateralized Mortgage Obligations (cost $59,242,450)			54,373,963

MORTGAGE PASS - THROUGHS – 12.3%
Agency Fixed Rate 30 - Year – 11.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		3,673	3,945,966
Series 2020 3.50%, 01/01/2050		1,230	1,341,068

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	U.S.$	147	$172,516
Series 2007 5.50%, 07/01/2035 21			24,606
Series 2016 4.00%, 02/01/2046		1,047	1,148,667
Series 2017 4.00%, 07/01/2044		813	891,944
Series 2018 4.00%, 08/01/2048-12/01/2048		2,101	2,266,183
4.50%, 03/01/2048-11/01/2048		2,677	2,919,433
5.00%, 11/01/2048		487	543,695
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		138	159,979
Series 2004 5.50%, 04/01/2034-01/01/2035		464	541,703
Series 2005 5.50%, 02/01/2035		57	66,767
Series 2007 5.50%, 08/01/2037		275	320,101
Series 2010 4.00%, 12/01/2040		479	524,758
Series 2012 3.50%, 02/01/2042-01/01/2043		3,317	3,625,751
Series 2013 3.50%, 04/01/2043		1,594	1,743,437
4.00%, 10/01/2043		1,111	1,215,791
Series 2016 3.50%, 01/01/2047		1,081	1,150,806
Series 2017 3.50%, 09/01/2047-12/01/2047		2,829	2,990,487
Series 2018 3.50%, 11/01/2047-04/01/2048		1,381	1,474,143
4.00%, 08/01/2048-12/01/2048		2,509	2,706,747
4.50%, 09/01/2048		2,740	2,986,466
Series 2019 3.50%, 08/01/2049-11/01/2049		4,658	4,994,013
4.00%, 06/01/2049		1,536	1,660,651
Series 2020 3.50%, 01/01/2050		1,250	1,346,483
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		752	797,427
Series 2020 3.00% G2SF, 08/01/2050, TBA		600	634,453

			42,194,041

Agency Fixed Rate 15-Year – 1.1%
Federal Home Loan Mortgage Corp. Series 2016 2.50%, 08/01/2031-01/01/2032		2,856	3,003,934
Series 2017 2.50%, 02/01/2032		910	956,744

			3,960,678

	Principal Amount (000)		U.S. $ Value

Other Agency Fixed Rate Programs – 0.0%
Federal Home Loan Mortgage Corp. Series 2012 2.50%, 05/01/2022	U.S.$	41	$43,324

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.095% (LIBOR 12 Month + 2.00%), 01/01/2037(c)		18	19,308

Total Mortgage Pass-Throughs (cost $44,207,777)			46,217,351

GOVERNMENTS - TREASURIES – 7.1%

Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	3,708	902,361

United States – 6.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	2,975	3,014,512
2.25%, 08/15/2046		1,378	1,709,151
2.875%, 08/15/2045-11/15/2046		1,556	2,147,457
3.00%, 05/15/2045		80	111,900
3.125%, 08/15/2044(g)		7,419	10,527,599
4.375%, 11/15/2039		1,210	1,952,448
U.S. Treasury Notes 1.75%, 12/31/2024(g)		2,098	2,241,910
2.00%, 12/31/2021		1,698	1,742,572
2.25%, 04/30/2021(g)		2,420	2,457,508

			25,905,057

Total Governments - Treasuries (cost $22,076,643)			26,807,418

ASSET-BACKED SECURITIES – 4.5%
Autos - Fixed Rate – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		418	418,367
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		920	933,814
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	770,318
CPS Auto Trust Series 2017-A, Class E 7.07%, 04/15/2024 (a)		550	565,688
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023(a)		212	213,471
Series 2016-3A, Class D 6.40%, 07/17/2023(a)		350	360,425
Series 2017-1A, Class D 6.20%, 11/15/2023(a)		525	541,246

		Principal Amount (000)	U.S. $ Value
Series 2017-3A, Class C 3.68%, 07/17/2023(a)	U.S.$	385	$393,218
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		467	472,645
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		350	363,911
Series 2016-4, Class E 6.44%, 01/16/2024(a)		565	583,038
Series 2018-3, Class B 3.59%, 12/16/2024(a)		675	690,588
Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	940,194
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	956,884
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(a)		122	121,992
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		649	649,212
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		465	464,171
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		341	340,905
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		707	705,400

			10,485,487

Other ABS - Fixed Rate – 1.0%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		154	153,980
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(a)		20	19,835
Marlette Funding Trust Series 2017-1A, Class C 6.658%, 03/15/2024(a)		319	318,627
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		94	94,341
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		319	320,653
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		1,119	1,125,630
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)		132	132,135
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/2025(a)		5	5,472

	Principal Amount (000)		U.S. $ Value
Series 2017-1, Class A 3.28%, 01/26/2026(a)	U.S.$	25	$24,679
Series 2017-2, Class A 3.28%, 02/25/2026(a)		44	43,852
Series 2017-3, Class A 2.77%, 05/25/2026(a)		59	58,837
Series 2017-4, Class B 3.59%, 05/26/2026(a)		870	873,813
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		258	259,941
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)		224	226,930

			3,658,725

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025		330	339,211
Series 2018-B, Class M 3.81%, 07/15/2025		825	835,033
Series 2019-A, Class M 3.61%, 12/15/2025		780	800,263
Series 2019-B, Class M 3.04%, 04/15/2026		600	612,292

			2,586,799

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.297% (LIBOR 1 Month + 1.13%), 12/25/2032(c)		22	21,264

Total Asset-Backed Securities (cost $16,616,765)			16,752,275

INFLATION-LINKED SECURITIES – 2.5%
Japan – 0.9%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	378,609	3,565,946

United States – 1.6%
U.S. Treasury Inflation Indexed Bonds 0.125%, 07/15/2026 (TIPS)	U.S.$	1,040	1,125,317
0.375%, 07/15/2025 (TIPS)		4,458	4,833,391

			5,958,708

Total Inflation-Linked Securities (cost $9,031,046)			9,524,654

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $6,184,543)	ZAR	120,018	$6,477,411

CORPORATES - NON-INVESTMENT GRADE – 1.7%
Industrial – 0.9%
Basic – 0.1%
Sealed Air Corp. 4.00%, 12/01/2027(a)	U.S.$	379	390,760

Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026(a)		362	382,001

Communications - Media – 0.0%
CSC Holdings LLC 6.75%, 11/15/2021		120	127,369

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	130	153,198
Ford Motor Credit Co. LLC 4.063%, 11/01/2024	U.S.$	360	368,006

			521,204

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		671	685,843
Spectrum Brands, Inc. 5.75%, 07/15/2025		512	529,710

			1,215,553

Energy – 0.2%
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		459	466,275
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		225	202,914

			669,189

			3,306,076

Financial Institutions – 0.8%
Banking – 0.7%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)		1,020	1,076,477
Discover Financial Services Series D 6.125%, 06/23/2025(b)		1,087	1,153,840

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)	U.S.$	288	$305,989

			2,536,306

Finance – 0.1%
Navient Corp. 6.625%, 07/26/2021		440	451,523
7.25%, 01/25/2022		99	104,059

			555,582

			3,091,888

Total Corporates - Non-Investment Grade (cost $6,207,349)			6,397,964

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd. Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (c)		440	441,725
Elevation CLO Ltd. Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	913,992
Goldentree Loan Management US Clo Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031(a) (c)		630	632,272
Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (c)		808	809,510
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030(a) (c)		632	633,409
SCFF I Ltd. Series 2020-1A, Class A2A 4.111% (LIBOR 3 Month + 3.25%), 04/15/2031(a) (c)		750	755,777
Voya CLO Ltd. Series 2019-1A, Class DR 3.125% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	184,162

Total Collateralized Loan Obligations (cost $4,458,422)			4,370,847

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		375	388,688

	Principal Amount (000)		U.S. $ Value

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050	U.S.$	430	$534,947

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		493	534,412

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		202	215,130

Qatar – 0.2%
Qatar Government International Bond 3.40%, 04/16/2025(a)		488	538,325

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(a)		692	742,170

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		396	421,740
3.875%, 04/16/2050(a)		356	444,110

			865,850

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		156	191,709

Total Governments - Sovereign Bonds (cost $3,587,553)			4,011,231

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.3%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)		565	608,258
3.75%, 01/15/2031(a)		201	227,632
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	222,500

			1,058,390

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		407	448,209
Pertamina Persero PT 6.45%, 05/30/2044(a)		570	790,875

			1,239,084

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)		332	454,124

	Principal Amount (000)		U.S. $ Value

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	392	$318,500
6.84%, 01/23/2030(a)		143	132,431

			450,931

Total Quasi-Sovereigns (cost $2,843,864)			3,202,529

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.7%
United States – 0.7%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		435	440,542
State of California 5.70%, 11/01/2021		545	580,730
Series 2010 7.625%, 03/01/2040		970	1,746,107

Total Local Governments - US Municipal Bonds (cost $2,397,166)			2,767,379

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030 (a)		390	361,238
Industrias Penoles SAB de CV 4.75%, 08/06/2050 (a)		268	277,645

			638,883

Capital Goods – 0.2%
Cemex SAB de CV 7.375%, 06/05/2027(a)		255	271,858
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	491,738
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a) (h) (i)		341	13,640
7.125%, 06/26/2042(a) (h) (i)		394	19,700

			796,936

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	411,787

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		350	348,031
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (h) (j)		660	6,600

			354,631

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(a)		315	330,750

			2,532,987

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(e)	U.S.$	60	$60,529

Total Emerging Markets - Corporate Bonds (cost $3,434,765)			2,593,516

EMERGING MARKETS - SOVEREIGNS – 0.2%
Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		496	502,944

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022(a)		235	240,581

Total Emerging Markets - Sovereigns (cost $728,227)			743,525

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt Logan Re Ltd. (Preference Shares)(h) (k) (l) (cost $626,000)		626	621,065

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 8.6%
U.S. Treasury Bills – 5.2%
U.S. Treasury Bill Zero Coupon, 08/13/2020-09/10/2020 (cost $19,462,385)	U.S.$	19,465	19,463,356

	Shares
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(m) (n) (o) (cost $12,431,948)		12,431,948	12,431,948

	Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority Series 2020B 5.00%, 03/31/2021 (cost $190,412)	U.S.$	185	$190,901

Total Short-Term Investments (cost $32,084,745)			32,086,205

Total Investments – 99.9% (cost $364,526,047)(p)			374,765,698
Other assets less liabilities – 0.1%			206,793

Net Assets – 100.0%			$374,972,491

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	21	September 2020	$4,391,306	$82,385
Long Gilt Futures	1	September 2020	181,362	1,570
U.S. 10 Yr Ultra Futures	133	September 2020	21,180,250	342,949
U.S. T-Note 2 Yr (CBT) Futures	1,030	September 2020	227,613,907	165,946
U.S. T-Note 5 Yr (CBT) Futures	192	September 2020	24,216,000	50,660
U.S. T-Note 10 Yr (CBT) Futures	9	September 2020	1,260,703	11,034
U.S. Ultra Bond (CBT) Futures	125	September 2020	28,460,938	1,400,659
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	September 2020	4,318,266	(8,662)

				$2,046,541

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,895	EUR	1,628	08/06/2020	$23,105
BNP Paribas SA	AUD	15,763	USD	11,194	08/13/2020	(68,429)
Goldman Sachs Bank USA	CAD	935	USD	674	08/06/2020	(23,864)
Goldman Sachs Bank USA	MYR	3,844	USD	936	08/13/2020	28,321
JPMorgan Chase Bank, NA	ZAR	112,190	USD	6,754	09/03/2020	211,968
Morgan Stanley & Co., Inc.	JPY	399,852	USD	3,673	08/07/2020	(104,473)
Natwest Markets PLC	USD	9,303	EUR	8,015	08/06/2020	137,683
State Street Bank & Trust Co.	EUR	876	USD	991	08/06/2020	(40,924)
State Street Bank & Trust Co.	USD	5	SEK	42	10/16/2020	188

						$163,575

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	4.31%	USD	4,037	$131,462	$(337,321)	$468,783
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.39	USD	258	8,200	1,658	6,542

						$139,662	$(335,663)	$475,325

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	27,650	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$267,599	$101	$267,498
SEK	121,200	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(161,917)	—	(161,917)
CAD	3,457	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	148,140	7	148,133
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(238,213)	—	(238,213)
CAD	736	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(132,513)	2	(132,515)

						$(116,904)	$110	$(117,014)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)%	Monthly	7.70%	USD	692	$138,411	$143,544	$(5,133)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	697	139,469	139,743	(274)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	1,743	348,774	352,632	(3,858)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	3,486	697,258	718,567	(21,309)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	463	92,608	94,743	(2,135)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	461	92,208	94,407	(2,199)
Goldman Sachs International
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	433	86,607	76,426	10,181
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	462	92,408	95,966	(3,558)
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	(3.00)	Monthly	7.70	USD	231	46,204	45,609	595
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	85	(27,595)	(11,378)	(16,217)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	201	$(65,255)	$(26,282)	$(38,973)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	297	(96,421)	(44,952)	(51,469)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	269	(87,330)	(39,524)	(47,806)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	351	(114,011)	(41,730)	(72,281)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	105	(34,105)	(12,483)	(21,622)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	107	(34,738)	(10,730)	(24,008)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	178	(57,802)	(22,999)	(34,803)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	252	(81,832)	(31,522)	(50,310)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	153	(49,684)	(19,139)	(30,545)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	180	(58,452)	(22,516)	(35,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	200	(64,947)	(21,217)	(43,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	540	(175,356)	(57,358)	(117,998)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	857	(278,297)	(90,567)	(187,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	504	(163,665)	(54,537)	(109,128)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	723	(234,782)	(79,802)	(154,980)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	504	(163,666)	(55,630)	(108,036)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	362	$(117,554)	$(40,859)	$(76,695)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	252	(81,833)	(28,443)	(53,390)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	41	(13,311)	(6,511)	(6,800)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	36	(11,690)	(4,571)	(7,119)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,882	(610,931)	(75,855)	(535,076)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	291	(94,473)	(42,562)	(51,911)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	509	(165,247)	(32,464)	(132,783)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	155	(50,321)	(10,566)	(39,755)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	850	(100,470)	(16,393)	(84,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	131	(42,529)	(10,623)	(31,906)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	46	(14,934)	(2,603)	(12,331)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	52	(16,882)	(6,010)	(10,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	322	(104,538)	(40,004)	(64,534)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	4	(1,299)	(451)	(848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	181	(58,762)	(20,404)	(38,358)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	530	(172,065)	(56,293)	(115,772)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	745	$(241,864)	$(51,478)	$(190,386)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	311	(100,966)	(26,495)	(74,471)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	26	(8,441)	(2,297)	(6,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	52	(16,881)	(4,679)	(12,202)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	52	(16,882)	(5,064)	(11,818)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	104	(33,763)	(11,069)	(22,694)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	260	(84,409)	(34,886)	(49,523)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	574	(186,349)	(75,028)	(111,321)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	356	(115,575)	(37,394)	(78,181)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	325	(105,511)	(49,255)	(56,256)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	20	(6,493)	(2,995)	(3,498)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	90	(29,226)	(11,379)	(17,847)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	313	(101,616)	(51,163)	(50,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	224	(72,722)	(36,096)	(36,626)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	219	(71,098)	(14,314)	(56,784)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	760	(246,734)	(59,651)	(187,083)
JPMorgan Securties, LLC

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	374	$(121,419)	$(45,220)	$(76,199)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	32	(10,389)	(3,079)	(7,310)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	130	(42,204)	(15,857)	(26,347)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	30	(9,739)	(2,885)	(6,854)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	131	(42,529)	(12,566)	(29,963)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	61	(19,803)	(7,674)	(12,129)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	800	(259,720)	(116,564)	(143,156)

						$(3,655,163)	$47,571	$(3,702,734)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Maturity/Quarterly	USD	13,415	09/20/2020	$(310,772)
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Maturity/Quarterly	USD	13,410	12/20/2020	(304,955)

						$(615,727)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $104,815,842 or 28.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(d)	IO - Interest Only.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.76% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175%, 11/15/2033	12/04/2017	$1,330,000	$1,259,404	0.34%
BHMS Series 2018-ATLS, Class A 1.425%, 07/15/2035	07/13/2018	547,087	521,017	0.14%
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class B2 10.922%, 01/25/2049	02/11/2020	1,033,835	700,089	0.19%
Federal Home Loan Mortgage Corp. Series 2019-FTR3, Class B2 4.985%, 09/25/2047	01/07/2020	733,481	444,268	0.12%
Home Re Ltd. Series 2018-1, Class B1 4.172%, 10/25/2028	12/12/2019	516,908	432,002	0.12%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.422%, 11/25/2024	11/06/2015	57,203	51,756	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.125%, 11/15/2026	11/16/2015	172,224	156,777	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166%, 03/27/2024	03/21/2019	471,302	442,627	0.12%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.916%, 05/27/2023	06/07/2019	572,756	553,461	0.15%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.866%, 10/27/2022	11/27/2019	452,874	438,792	0.12%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.516%, 02/27/2023	02/11/2020	727,983	675,894	0.18%
Radnor Re Ltd. Series 2018-1, Class B1 3.972%, 03/25/2028	01/10/2020	517,889	430,268	0.11%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	60,000	60,529	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/27/2014	365,927	6,600	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422%, 11/25/2025	09/28/2015	327,922	293,809	0.08%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.672%, 11/25/2025	09/28/2015	93,048	84,589	0.02%

(f)	Inverse interest only security.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd.(Preference Shares)	01/02/2014	$626,000	$621,065	0.17%

(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,878,002 and gross unrealized depreciation of investments was $(14,388,385), resulting in net unrealized appreciation of $8,489,617.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$98,543,594	$—	$98,543,594
Commercial Mortgage-Backed Securities	—	59,274,771	—	59,274,771
Collateralized Mortgage Obligations	—	54,373,963	—	54,373,963
Mortgage Pass-Throughs	—	46,217,351	—	46,217,351
Governments - Treasuries	—	26,807,418	—	26,807,418
Asset-Backed Securities	—	16,752,275	—	16,752,275
Inflation-Linked Securities	—	9,524,654	—	9,524,654
Emerging Markets - Treasuries		6,477,411		6,477,411
Corporates - Non-Investment Grade	—	6,397,964	—	6,397,964
Collateralized Loan Obligations	—	4,370,847	—	4,370,847
Governments - Sovereign Bonds	—	4,011,231	—	4,011,231
Quasi-Sovereigns	—	3,202,529	—	3,202,529
Local Governments - US Municipal Bonds	—	2,767,379	—	2,767,379
Emerging Markets - Corporate Bonds	—	2,593,516	—	2,593,516
Emerging Markets - Sovereigns	—	743,525	—	743,525
Common Stocks	—	—	621,065	621,065
Short-Term Investments:
U.S. Treasury Bills	—	19,463,356	—	19,463,356
Investment Companies	12,431,948	—	—	12,431,948
Short-Term Municipal Notes	—	190,901	—	190,901

Total Investments in Securities	12,431,948	361,712,685	621,065	374,765,698
Other Financial Instruments(a):
Assets:
Futures	2,055,203	—	—	2,055,203
Forward Currency Exchange Contracts	—	401,265	—	401,265
Centrally Cleared Credit Default Swaps	—	139,662	—	139,662
Centrally Cleared Interest Rate Swaps	—	415,739	—	415,739
Credit Default Swaps	—	1,733,947	—	1,733,947

Liabilities:
Futures	(8,662)	—	—	(8,662)
Forward Currency Exchange Contracts	—	(237,690)	—	(237,690)
Centrally Cleared Interest Rate Swaps	—	(532,643)	—	(532,643)
Credit Default Swaps	—	(5,389,110)	—	(5,389,110)
Total Return Swaps	—	(615,727)	—	(615,727)

Total	$14,478,489	$357,628,128	$621,065	$372,727,682 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

The amount of $4,495,537 for Asset-Backed Securities were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,000	$142,711	$141,279	$12,432	$23